Average Annual Total Returns - Intermediate-Term Bond Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)		R6 Shares 1 Year	R6 Shares 5 Years (or Life of Class)		R6 Shares 10 Years (or Life of Class)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Core Plus Bond Funds Index (reflects no deduction for taxes) 1 Year	Lipper Core Plus Bond Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper Core Plus Bond Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	11.06%	3.95%	5.72%	9.00%	2.25%	3.90%	6.67%	2.27%	3.69%	11.12%	4.02%	5.83%	8.41%	3.19%	4.60%	[1]	11.30%	5.55%	[1]		8.72%	3.05%	3.74%	9.34%	3.37%	4.49%

[1]	The inception dates of the Class A shares (redesignated from Adviser Shares) and the R6 Shares are August 1, 2010, and December 1, 2016, respectively.